Organization and basis of financial statements (Details)				12 Months Ended
	Aug. 05, 2022 shares	Jun. 06, 2022	Sep. 01, 2021 $ / shares shares	Mar. 31, 2023 shares	Jun. 28, 2023	Mar. 30, 2023 USD ($)	Mar. 30, 2023 SGD ($)
Organization and basis of financial statements
Number of ordinary shares issued			2,900,000
Issuance of ordinary shares for business combination (in shares)	791,667
Wuxi Kingway Cloud Technology Co., Ltd | Subsequent events
Organization and basis of financial statements
Ownership interest percentage					40.00%
Shenzhen Jisen Information Tech Limited
Organization and basis of financial statements
Ownership interest percentage in subsidiary				100.00%
A subsidiary in Singapore
Organization and basis of financial statements
Ownership interest percentage in subsidiary				75.00%
WOFE" or "Craftsman Wuxi
Organization and basis of financial statements
Ownership interest percentage in subsidiary				100.00%
LE FIRST SKILLAND PTE. LTD., Singapore [Member]
Organization and basis of financial statements
Ownership interest percentage in subsidiary						75.00%	75.00%
Capital contribution						$ 282,463	$ 375,000
Shenzhen Jisen Information Tech Limited | Wuxi Kingway Cloud Technology Co., Ltd
Organization and basis of financial statements
Ownership interest transferred (in percent)		100.00%
Shenzhen Jisen Information Tech Limited
Organization and basis of financial statements
Percentage of interest acquired			100.00%
Issuance of ordinary shares for business combination (in shares)			2,900,000
Share price of ordinary shares issued for business combination | $ / shares			$ 1.60
Shenzhen Jisen Information Tech Limited | Shenzhen Jisen Information Tech Limited
Organization and basis of financial statements
Percentage of interest acquired			100.00%
Issuance of ordinary shares for business combination (in shares)			2,900,000
Share price of ordinary shares issued for business combination | $ / shares			$ 1.60
Mr.Gao Xiaofeng
Organization and basis of financial statements
Number of ordinary shares issued				7,740,000
Mr.Hua Lugang
Organization and basis of financial statements
Number of ordinary shares issued				1,800,000